Shareholder Report, Average Annual Return (Details)	12 Months Ended	46 Months Ended	60 Months Ended	71 Months Ended	113 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000218613
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blueprint Adaptive Growth Allocation Fund - Institutional Class
C000172452
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HVIA Equity Fund - Institutional Class
C000235579
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nia Impact Solutions Fund
Without Sales Load [Member] | C000218613
Average Annual Return [Line Items]
Average Annual Return, Percent	17.72%		8.27%	10.42%
Without Sales Load [Member] | C000172452
Average Annual Return [Line Items]
Average Annual Return, Percent	15.14%		11.93%		14.57%
Without Sales Load [Member] | C000235579
Average Annual Return [Line Items]
Average Annual Return, Percent	11.63%	10.00%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	16.99%		14.19%	19.78%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	16.99%		14.19%		15.02%
MSCI ACWI IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Average Annual Return, Percent	25.10%	16.37%